Disposal Group Held for Sale and Discontinued Operations - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended		0 Months Ended			1 Months Ended		0 Months Ended		1 Months Ended
	Nov. 30, 2013 USD ($)	Nov. 30, 2013 AUD	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] USD ($)	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] USD ($)	Sep. 30, 2014 SouthGobi Resources Ltd. [Member] USD ($)	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] CAD	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Dec. 02, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Dec. 31, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member]	Jul. 29, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] CAD	Dec. 03, 2014 SouthGobi Resources Ltd. [Member] Share Capital [Member] Private Placement [Member]	Nov. 30, 2013 Inova Resources Limited [Member] USD ($)	Nov. 30, 2013 Inova Resources Limited [Member] Share Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership sold to purchaser			29.95%				25.65%							57.30%
Percentage of ownership before sale to purchaser									56.80%
Number of common shares agreed to sell							56,102,000		56,102,000			24,360,773
Sale of shares to purchaser at price, per common share		0.22									0.455
Consideration received in cash						12.8
Deferred consideration due one year after the closing of the transaction						12.8
Sale and purchase agreement closing date								Apr. 30, 2015
Impairment against property, plant and equipment			125
Impairment against property, plant and equipment after noncontrolling interests					70
Percentage of holding shares										47.90%		47.90%
Fair value and deconsolidation adjustments				1.3
Proceeds from sale of Inova shares to Shanxi	83.2	90.1
Cash held													$ 23.3